Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,804,994	¥ 1,820,599
Net retirement benefit assets (liabilities)	478,072	503,050
Of which retirement benefit liabilities included in "Other liabilities"	(34,996)	(39,429)
Of which retirement benefit assets included in "Other assets"	513,068	542,479
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(25,972)	(32,007)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(857,083)	(954,803)
Net retirement benefit assets (liabilities) before the asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	921,939	833,789
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	¥ 443,867	¥ 330,739